Legal Proceedings	12 Months Ended
May. 02, 2015
Legal Proceedings
20.	Legal Proceedings

The Company is involved in a variety of claims, suits, investigations and proceedings that arise from time to time in the ordinary course of its business, including actions with respect to contracts, intellectual property, taxation, employment, benefits, securities, personal injuries and other matters. The results of these proceedings in the ordinary course of business are not expected to have a material adverse effect on the Company’s consolidated financial position or results of operations.

The Company records a liability when it believes that it is both probable that a liability will be incurred, and the amount of loss can be reasonably estimated. The Company evaluates, at least quarterly, developments in its legal matters that could affect the amount of liability that has been previously accrued and makes adjustments as appropriate. Significant judgment is required to determine both probability and the estimated amount of a loss or potential loss. The Company may be unable to reasonably estimate the reasonably possible loss or range of loss for a particular legal contingency for various reasons, including, among others: (i) if the damages sought are indeterminate; (ii) if proceedings are in the early stages; (iii) if there is uncertainty as to the outcome of pending proceedings (including motions and appeals); (iv) if there is uncertainty as to the likelihood of settlement and the outcome of any negotiations with respect thereto; (v) if there are significant factual issues to be determined or resolved; (vi) if the proceedings involve a large number of parties; (vii) if relevant law is unsettled or novel or untested legal theories are presented; or (viii) if the proceedings are taking place in jurisdictions where the laws are complex or unclear. In such instances, there is considerable uncertainty regarding the ultimate resolution of such matters, including a possible eventual loss, if any. With respect to the legal matters described below, the Company has determined, based on its current knowledge, that the amount of loss or range of loss, that is reasonably possible including any reasonably possible losses in excess of amounts already accrued, is not reasonably estimable. However, legal matters are inherently unpredictable and subject to significant uncertainties, some of which are beyond the Company’s control. As such, there can be no assurance that the final outcome of these matters will not materially and adversely affect the Company’s business, financial condition, results of operations, or cash flows. The following is a discussion of the material legal matters involving the Company.

PATENT LITIGATION

Barnes & Noble, Inc. and its subsidiaries are subject to allegations of patent infringement by various patent holders, including non-practicing entities, sometimes referred to as “patent trolls,” who may seek monetary settlements from the Company, its competitors, suppliers and resellers. In some of these cases, the Company is the sole defendant. In others, the Company is one of a number of defendants. The Company is actively defending a number of patent infringement suits, and several pending claims are in various stages of evaluation. The following cases are among the patent infringement cases pending against the Company:

Technology Properties Limited et al. v. Barnes & Noble, Inc., et al.

On July 24, 2012, Technology Properties Limited, LLC, Phoenix Digital Solutions, LLC, and Patriot Scientific Corporation (collectively, TPL) filed a complaint against the Company in the United States District Court for the Northern District of California. The complaint alleges that the Company is infringing U.S. Patent No. 5,809,336, U.S. Patent No. 5,440,749, and U.S. Patent No. 5,530,890 through the importation, manufacture, use, offer for sale, and/or sale in the United States of NOOKTM products. The District Court stayed the action between September 26, 2012 and May 19, 2014 during the pendency of a related U.S. International Trade Commission investigation. On June 9, 2014, the Company answered the complaint, denying TPL’s material allegations, asserting several affirmative defenses, and asserting counterclaims for a declaratory judgment of non-infringement and invalidity. On July 22, 2014, TPL served its preliminary infringement contentions. On September 12, 2014, the Company served its preliminary invalidity contentions.

On October 15, 2014, the District Judge overseeing the case found the case to be related to seven other pending cases in which TPL alleges that other defendants infringe the three asserted TPL patents. The District Judge then referred all eight cases to a Magistrate Judge for pretrial management purposes, including the preparation of a report and recommendation on claim construction and summary judgment. On November 20, 2014, the Magistrate Judge set various pretrial dates in the eight cases, including a July 22, 2015 fact discovery cutoff, a September 16, 2015 expert discovery cutoff, and a November 12, 2015 claim construction and summary judgment hearing. The Magistrate Judge did not set a trial date.

On February 4, 2015, the Company filed a motion for judgment on the pleadings directed to TPL’s U.S. Patent No. 5,809,336 (’336 patent) on the grounds that the ’336 patent is barred by the Kessler doctrine because the ITC previously found that the Company did not infringe the ’336 patent in the related ITC investigation and TPL chose not to appeal the ITC’s decision to the Federal Circuit. On May 31, 2015, the Magistrate Judge issued a report and recommendation denying the Company’s motion. The Company had until June 15, 2015 to file objections to the report and recommendation before the District Judge.

On April 10, 2015, the Company also filed a motion for judgment on the pleadings directed to TPL’s U.S. Patent No. 5,440,749 (‘749 patent) on the grounds that the asserted claims of the ’749 patent are invalid as indefinite for reciting both an apparatus and a method of using that apparatus. TPL opposed the Company’s motion. Oral argument on the motion was held on May 19, 2015. The Magistrate Judge took the motion under submission.

Adrea LLC v. Barnes & Noble, Inc., barnesandnoble.com llc and Nook Media LLC

On June 14, 2013, Adrea LLC (Adrea) filed a complaint against Barnes & Noble, Inc., NOOK Digital, LLC (formerly barnesandnoble.com llc) and B&N Education, LLC (formerly NOOK Media LLC) (B&N) in the United States District Court for the Southern District of New York alleging that various B&N NOOK products and related online services infringe U.S. Patent Nos. 7,298,851 (’851 Patent), 7,299,501 (’501 Patent) and 7,620,703 (’703 Patent). B&N filed its Answer on August 9, 2013, denying infringement and asserting several affirmative defenses. At the same time, B&N filed counterclaims seeking declaratory judgments of non-infringement and invalidity with respect to each of the patents-in-suit. Following the claim construction hearing held on November 1, 2013 (as to which the Court issued a claim construction order on December 1, 2013), the Court set a further amended case management schedule, under which fact discovery was to be (and has been) substantially completed by November 20, 2013, and concluded by December 9, 2013; and expert disclosures and discovery were to be (and have been) completed by January 17, 2014. According to the amended case management schedule, summary judgment motion briefing was to have been, and has now been completed as of February 21, 2014. The final pretrial conference, originally scheduled to be held on February 28, 2014, was adjourned by the Court until April 10, 2014. On that date the summary judgment motions were orally argued to the Court, and the Court reserved decision on such motions until a later date. The parties then discussed various pretrial proceedings with the Court, and the Court set the date of October 6, 2014 for trial. Subsequently, on July 1, 2014, the Court issued a decision granting partial summary judgment in B&N’s favor, and in particular granting B&N’s motion to dismiss one of Adrea’s infringement claims, and granting B&N’s motion to limit any damages award with respect to another of Adrea’s infringement claims.

Beginning October 7, 2014, through and including October 22, 2014, the case was tried to a jury in the Southern District of New York. The jury returned its verdict on October 27, 2014. The jury found no infringement with respect to the ‘851 patent, and infringement with respect to the ‘501 and ‘703 patents. It awarded damages in the amount of $1,330. The jury further found no willful infringement with respect to any patent.

To date, the Court has yet to enter judgment, as it is currently reviewing and deciding post-trial briefing with respect to certain legal issues raised by the parties, which, if decided in B&N’s favor, could overturn all or a portion of the jury’s findings on liability. Once the Court determines those issues and enters judgment, it is anticipated that the parties will file post-judgment motions, including, on B&N’s part, a motion for judgment in its favor as a matter of law, notwithstanding the jury’s verdict.

Commonwealth Scientific and Industrial Research Organisation v. Barnes & Noble, Inc., et al.

On August 27, 2012, Commonwealth Scientific and Industrial Research Organisation (CSIRO) filed a complaint against Barnes & Noble, Inc. and seven other defendants in the United States District Court for the Eastern District of Texas. The complaint alleges that the Company is infringing U.S. Patent No. 5,487,069 (’069 patent). On October 19, 2012, the Company answered the complaint, denying CSIRO’s material allegations, asserting several affirmative defenses, and asserting counterclaims for a declaratory judgment of invalidity and non-infringement. On February 19, 2013, the Company amended its answer to add an affirmative defense that the ’069 patent is unenforceable due to inequitable conduct. On November 23, 2013, the ’069 patent expired. On January 23, 2014, CSIRO served an amended complaint to allege that the Company is infringing the ’069 patent because its products may support the 802.11 ac and draft ac standards. In this amended complaint, CSIRO dropped its request for injunctive relief. On January 23, 2014, the Company served an amended answer to set forth additional Fair, Reasonable and Non-Discriminatory (F/RAND) related defenses and counterclaims: breach of contract, promissory estoppel, and waiver. On February 6, 2014, the Company and CSIRO responded to these amended pleadings.

On June 19, 2015, the Company and CSIRO executed an agreement to settle the action without the need for further litigation. The Company and CSIRO will be filing a dismissal of the action promptly.

OTHER LITIGATION AND PROCEEDINGS

Kevin Khoa Nguyen, an individual, on behalf of himself and all others similarly situated v. Barnes & Noble, Inc.

On April 17, 2012, a complaint was filed in the Superior Court for the State of California against the Company. The complaint is styled as a nationwide class action and includes a California state-wide subclass based on alleged cancellations of orders for HP TouchPad Tablets placed on the Company’s website in August 2011. The lawsuit alleges claims for unfair business practices and false advertising under both New York and California state law, violation of the Consumer Legal Remedies Act under California law, and breach of contract. The complaint demands specific performance of the alleged contracts to sell HP TouchPad Tablets at a specified price, injunctive relief, and monetary relief, but does not specify an amount. The Company submitted its initial response to the complaint on May 18, 2012, removing the case to the United States District Court for the Central District of California, and moved to compel plaintiff to arbitrate his claims on an individual basis pursuant to a contractual arbitration provision on May 25, 2012. The Company also moved to dismiss the complaint and moved to transfer the action to New York. The court denied the Company’s motion to compel arbitration, and the Company appealed that denial to the Ninth Circuit Court of Appeals. The court granted the Company’s motion to stay on November 26, 2012, and the action had been stayed pending resolution of the Company’s appeal from the court’s denial of its motion to compel arbitration. On August 18, 2014, the Ninth Circuit Court of Appeals affirmed the district court’s denial of the Company’s motion to compel arbitration. On September 2, 2014, the Company filed a petition for rehearing and rehearing en banc in the Ninth Circuit Court of Appeals. On October 14, 2014, the court denied the Company’s petition for rehearing and rehearing en banc, and on October 23, 2014, the mandate issued returning the case to the United States District Court for the Central District of California. The Company then refiled its motion to dismiss the complaint and motion to transfer the action to New York. On February 17, 2015, the court denied the Company’s motion to transfer. On June 16, 2015, the court granted-in-part the Company’s motion to dismiss to the extent certain California unfair business practices and false advertising claims sought restitution or injunctive relief and denied-in-part the Company’s motion to dismiss as to the remaining claims. The surviving claims are for breach of contract, violation of the California Consumers Legal Remedies Act, and violation of two New York consumer protection statutes. The parties are engaging in discovery and pursuant to the court’s scheduling order dated December 17, 2014 as amended on March 31, 2015 and June 12, 2015. All dates for the case have been scheduled, including the deadline for plaintiff to file for class certification of July 30, 2015, and a trial date of May 3, 2016.

PIN Pad Litigation

As previously disclosed, the Company discovered that PIN pads in certain of its stores had been tampered with to allow criminal access to card data and PIN numbers on credit and debit cards swiped through the terminals. Following public disclosure of this matter on October 24, 2012, the Company was served with four putative class action complaints (three in federal district court in the Northern District of Illinois and one in the Northern District of California), each of which alleged on behalf of national and other classes of customers who swiped credit and debit cards in Barnes & Noble Retail stores common law claims such as negligence, breach of contract and invasion of privacy, as well as statutory claims such as violations of the Fair Credit Reporting Act, state data breach notification statutes, and state unfair and deceptive practices statutes. The actions sought various forms of relief including damages, injunctive or equitable relief, multiple or punitive damages, attorneys’ fees, costs, and interest. All four cases were transferred and/or assigned to a single judge in the United States District Court for the Northern District of Illinois, and a single consolidated amended complaint was filed. The Company filed a motion to dismiss the consolidated amended complaint in its entirety, and in September 2013, the Court granted the motion to dismiss without prejudice. The Plaintiffs then filed an amended complaint, and the Company filed a second motion to dismiss. That motion is pending.

The Company also has received inquiries related to this matter from the Federal Trade Commission and eight state attorneys general, all of which have either been closed or have not had any recent activity. The Company intends to cooperate with them if further activity arises. In addition, payment card companies and associations may impose fines by reason of the tampering and federal or state enforcement authorities may impose penalties or other remedies against the Company.

Lina v. Barnes & Noble, Inc., and Barnes & Noble Booksellers, Inc. et al.

On August 5, 2011, a purported class action complaint was filed against Barnes & Noble, Inc. and Barnes & Noble Booksellers, Inc. in the Superior Court for the State of California making the following allegations with respect to salaried Store Managers at Barnes & Noble stores located in California from August 5, 2007 to present: (1) failure to pay wages and overtime; (2) failure to pay for missed meals and/or rest breaks; (3) waiting time penalties; (4) failure to pay minimum wage; (5) failure to reimburse for business expenses; and (6) failure to provide itemized wage statements. The claims are generally derivative of the allegation that these salaried managers were improperly classified as exempt from California’s wage and hour laws. The complaint contains no allegations concerning the number of any such alleged violations or the amount of recovery sought on behalf of the purported class. The Company was served with the complaint on August 11, 2011. On July 1, 2014 the court denied plaintiff’s motion for class certification. The court ruled that plaintiff failed to satisfy his burden to demonstrate common issues predominated over individual issues, that plaintiff was a sufficient class representative, or that a class action was a superior method to adjudicate plaintiff’s claims. Plaintiff filed a notice of appeal on August 29, 2014; under the current appeal briefing schedule, plaintiff’s opening brief is due July 8, 2015 and Barnes & Noble’s opposition is due August 7, 2015. On November 18, 2014, the trial court stayed all proceedings pending appeal. On January 14, 2015, Barnes & Noble removed the action to federal court based on new United States Supreme Court authority, and the district court remanded the action on April 1, 2015. On April 13, 2015, Barnes & Noble petitioned the Ninth Circuit Court of Appeals for review of the remand decision. The Ninth Circuit denied the discretionary review and Barnes & Noble is considering a petition for an en banc review.

Jones et al v. Barnes & Noble, Inc., and Barnes & Noble Booksellers, Inc. et al.

On April 23, 2013, Kenneth Jones (Jones) filed a purported Private Attorney General Act action complaint against Barnes & Noble, Inc. and Barnes & Noble Booksellers, Inc. in the Superior Court for the State of California making the following allegations with respect to salaried Store Managers at Barnes & Noble stores located in California: (1) failure to pay wages and overtime; (2) failure to pay for missed meal and/or rest breaks; (3) waiting time penalties; (4) failure to pay minimum wage; (5) failure to provide reimbursement for business expenses; and (6) failure to provide itemized wage statements. The claims are generally derivative of the allegation that Jones and other “aggrieved employees” were improperly classified as exempt from California’s wage and hour laws. The complaint contains no allegations concerning the number of any such alleged violations or the amount of recovery sought on behalf of the plaintiff or the purported aggrieved employees. On May 7, 2013, Judge Michael Johnson (before whom the Lina action is pending) ordered the Jones action related to the Lina action and assigned the Jones action to himself. The Company was served with the complaint on May 16, 2013 and answered on June 10, 2013. On November 18, 2014, the court stayed all proceedings pending appeal in the related Lina action.

Cassandra Carag individually and on behalf of others similarly situated v. Barnes & Noble, Inc, Barnes & Noble Booksellers, Inc. and DOES 1 through 100 inclusive

On November 27, 2013, former Associate Store Manager Cassandra Carag (Carag) brought suit in Sacramento County Superior Court, asserting claims on behalf of herself and all other hourly (non-exempt) Barnes & Noble employees in California in the preceding four years for unpaid regular and overtime wages based on alleged off-the-clock work, penalties and pay based on missed meal and rest breaks, and for improper wage statements, payroll records, and untimely pay at separation as a result of the alleged pay errors during employment. Via the complaint, Carag seeks to recover unpaid wages and statutory penalties for all hourly Barnes & Noble employees within California from November 27, 2009 to present. On February 13, 2014, the Company filed an Answer in the state court and concurrently requested removal of the action to federal court. On May 30, 2014, the federal court granted Plaintiff’s motion to remand the case to state court and denied Plaintiff’s motion to strike portions of the Answer to the Complaint (referring the latter motion to the lower court for future consideration). On September 2, 2014, the state court denied Plaintiff’s motion to disqualify counsel based on their prior role in the Lina matter. On January 14, 2015, the Company removed the case to federal court based on new US Supreme Court authority. On June 11, 2015, the federal court remanded the case to Sacramento Superior Court. There are no existing deadlines on calendar. The Company anticipates filing a petition to the Ninth Circuit Court of Appeals for review of the federal court’s remand decision.

Trimmer v. Barnes & Noble

On January 25, 2013, Steven Trimmer (Trimmer), a former Assistant Store Manager (ASM) of the Company, filed a complaint in the United States District Court for the Southern District of New York (“Court”) alleging violations of the Fair Labor Standards Act (FLSA) and New York Labor Law (NYLL). Specifically, Trimmer alleges that he and other similarly situated ASMs were improperly classified as exempt from overtime and denied overtime wages prior to July 1, 2010, when the Company reclassified them as non-exempt. The complaint seeks to certify a collective action under the FLSA comprised of ASMs throughout the country employed from January 25, 2010 until July 1, 2010, and a class action under the NYLL comprised of ASMs employed in New York from January 25, 2007 until July 1, 2010. The Company opposed Trimmer’s motion to certify the collective action and class action. While those motions were pending, the parties engaged in settlement discussions and reached a settlement of the case on behalf of three plaintiffs (rather than a class). The settlement agreement was approved by the Court in May 2015 and the case was dismissed with prejudice.

Securities and Exchange Commission (SEC) Investigation

On October 16, 2013, the SEC’s New York Regional office notified the Company that it had commenced an investigation into: (1) the Company’s restatement of earnings announced on July 29, 2013, and (2) a separate matter related to a former non-executive employee’s allegation that the Company improperly allocated certain Information Technology expenses between its NOOK and Retail segments for purposes of segment reporting. The Company is cooperating with the SEC, including responding to requests for documents.